Document and Entity Information	33 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	Century Communities, Inc.
Entity Central Index Key	0001576940
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31